Fair Value of Financial Instruments and Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 2,314,550	$ 3,174,724	$ 4,140,880
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments